Summary of Estimated Useful Service Lives (Detail)	12 Months Ended
Dec. 25, 2013
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful service lives	20 years
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful service lives	3 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful service lives	30 years
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful service lives	3 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful service lives	10 years
Restaurant Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful service lives	3 years
Restaurant Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful service lives	10 years
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful service lives	2 years
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful service lives	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful service lives	Shorter of useful life or lease term